Vessels held for sale (Tables)	6 Months Ended
Jun. 30, 2012
Vessels Held For Sale [Abstract]
Schedule Of Vessels Held For Sale [Table Text Block]
Net Book Value
December 31, 2011	$45,272
Additions	—
Disposals	—
Drydocking costs	—
Vessel impairment charge	(12,480)
June 30, 2012	$32,792